Share-Based Compensation - Summary of Total Fair Value of Restricted Stock Units Vested (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted share units (RSUs)
Total Fair Value Of Units Vested Other Equity Instruments [line Items]
Total fair value of RSUs vested, using market price at vest date	$ 3,373	$ 2,396